Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Dec. 31, 2015	Jan. 31, 2016	Feb. 29, 2016	Mar. 31, 2016	Apr. 30, 2016	May 31, 2016	Jun. 30, 2016	Jul. 31, 2016	Aug. 31, 2016	Sep. 30, 2016	Oct. 31, 2016	Nov. 30, 2016	Dec. 31, 2025	Dec. 31, 2016	Jan. 31, 2017	Feb. 28, 2017	Mar. 31, 2017	Apr. 30, 2017	May 31, 2017	Jun. 30, 2017	Jul. 31, 2017	Aug. 31, 2017	Sep. 30, 2017	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000162155
Account Value [Line Items]
Line Graph and Table Measure Name													Value Line Small Cap Opportunities Fund Inc.-Institutional Class
Accumulated Value	$ 10,000	$ 9,436	$ 9,436	$ 9,986	$ 10,048	$ 10,300	$ 10,405	$ 10,695	$ 10,907	$ 10,842	$ 10,414	$ 11,264		$ 11,467	$ 11,593	$ 11,896	$ 11,921	$ 12,124	$ 12,217	$ 12,297	$ 12,455	$ 12,247	$ 12,798	$ 13,111	$ 13,485	$ 13,526	$ 13,882	$ 13,451	$ 13,591	$ 13,445	$ 13,970	$ 14,084	$ 14,622	$ 15,427	$ 15,214	$ 13,822	$ 14,289	$ 12,918	$ 14,052	$ 14,762	$ 14,690	$ 15,445	$ 14,552	$ 15,583	$ 15,932	$ 15,373	$ 15,466	$ 15,616	$ 16,074	$ 16,202	$ 16,291	$ 15,279	$ 13,069	$ 14,263	$ 15,568	$ 15,772	$ 16,618	$ 17,307	$ 16,710	$ 16,810	$ 19,020	$ 20,567	$ 20,611	$ 21,554	$ 21,738	$ 22,452	$ 22,164	$ 22,364	$ 22,942	$ 23,387	$ 22,765	$ 23,700	$ 23,058	$ 23,756	$ 21,323	$ 21,115	$ 21,064	$ 19,601	$ 19,167	$ 18,427	$ 20,026	$ 19,137	$ 17,504	$ 19,231	$ 20,277	$ 19,265	$ 20,792	$ 21,111	$ 21,032	$ 20,906	$ 20,286	$ 22,172	$ 22,311	$ 22,193	$ 20,998	$ 20,125	$ 21,779	$ 23,558	$ 23,369	$ 24,962	$ 25,626	$ 24,601	$ 25,644	$ 25,226	$ 26,999	$ 27,144	$ 27,800	$ 26,911	$ 29,344	$ 26,974	$ 27,718	$ 25,948	$ 24,948	$ 25,279	$ 26,371	$ 27,142	$ 27,670	$ 28,326	$ 28,212	$ 28,635	$ 29,379	$ 28,758
C000020634
Account Value [Line Items]
Line Graph and Table Measure Name													Value Line Small Cap Opportunities Fund Inc.-Investor Class
Accumulated Value	10,000	9,438	9,431	9,979	10,038	10,286	10,388	10,679	10,888	10,821	10,390	11,236		11,437	11,560	11,861	11,883	12,084	12,169	12,247	12,402	12,192	12,741	13,049	13,416	13,454	13,808	13,374	13,511	13,363	13,880	13,992	14,522	15,320	15,104	13,719	14,182	12,817	13,941	14,641	14,566	15,313	14,424	15,443	15,784	15,229	15,316	15,464	15,913	16,039	16,121	15,115	12,928	14,109	15,395	15,592	16,423	17,105	16,509	16,606	18,782	20,306	20,347	21,272	21,449	22,152	21,861	22,055	22,616	23,052	22,438	23,351	22,713	23,395	20,999	20,789	20,733	19,288	18,860	18,126	19,696	18,817	17,205	18,898	19,923	18,924	20,425	20,729	20,650	20,522	19,910	21,754	21,886	21,768	20,592	19,730	21,345	23,087	22,896	24,450	25,098	24,086	25,102	24,689	26,416	26,558	27,193	26,318	28,693	26,373	27,098	25,360	24,378	24,698	25,760	26,502	27,013	27,644	27,533	27,937	28,657	28,048
VALUELINE INDEX: RUSSELL 2000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800		12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
VALUELINE INDEX: RUSSELL 2000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000	$ 9,121	$ 9,120	$ 9,848	$ 10,003	$ 10,228	$ 10,222	$ 10,832	$ 11,023	$ 11,146	$ 10,616	$ 11,800		$ 12,131	$ 12,179	$ 12,414	$ 12,430	$ 12,566	$ 12,311	$ 12,736	$ 12,831	$ 12,668	$ 13,458	$ 13,573	$ 13,964	$ 13,908	$ 14,271	$ 13,718	$ 13,896	$ 14,016	$ 14,867	$ 14,973	$ 15,234	$ 15,891	$ 15,509	$ 13,824	$ 14,044	$ 12,376	$ 13,768	$ 14,484	$ 14,181	$ 14,662	$ 13,522	$ 14,478	$ 14,561	$ 13,842	$ 14,130	$ 14,502	$ 15,099	$ 15,535	$ 15,037	$ 13,771	$ 10,779	$ 12,259	$ 13,057	$ 13,519	$ 13,893	$ 14,676	$ 14,185	$ 14,482	$ 17,152	$ 18,636	$ 19,573	$ 20,793	$ 21,002	$ 21,443	$ 21,487	$ 21,904	$ 21,113	$ 21,585	$ 20,949	$ 21,840	$ 20,930	$ 21,397	$ 19,337	$ 19,544	$ 19,787	$ 17,826	$ 17,853	$ 16,385	$ 18,095	$ 17,725	$ 16,026	$ 17,790	$ 18,206	$ 17,024	$ 18,684	$ 18,368	$ 17,491	$ 17,176	$ 17,017	$ 18,401	$ 19,526	$ 18,549	$ 17,457	$ 16,267	$ 17,739	$ 19,906	$ 19,132	$ 20,214	$ 20,938	$ 19,464	$ 20,440	$ 20,251	$ 22,309	$ 21,976	$ 22,129	$ 21,810	$ 24,202	$ 22,203	$ 22,785	$ 21,567	$ 20,099	$ 19,634	$ 20,683	$ 21,807	$ 22,185	$ 23,770	$ 24,510	$ 24,953	$ 25,193	$ 25,047